Regulatory Capital Requirements and Other Restrictions (Tables)	12 Months Ended
Dec. 31, 2023
Regulatory Capital Requirements and Other Restrictions [Abstract]
Regulatory Capital Information
Table 26.1 presents regulatory capital information for the Company and the Bank in accordance with Basel III capital requirements. We must calculate our risk-based capital ratios under both the Standardized and Advanced Approaches. The Standardized Approach applies assigned risk weights to broad risk categories, while the calculation of risk-weighted assets (RWAs) under the Advanced Approach differs by requiring applicable banks to utilize a risk-sensitive methodology, which relies upon the use of internal credit models, and includes an operational risk component.
At December 31, 2023, the Bank and our other insured depository institutions were considered well-capitalized under the requirements of the Federal Deposit Insurance Act.
Table 26.1: Regulatory Capital Information

	Wells Fargo & Company					Wells Fargo Bank, N.A.
	Standardized Approach			Advanced Approach		Standardized Approach			Advanced Approach
(in millions, except ratios)	December 31, 2023		December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023		December 31, 2022	December 31, 2023	December 31, 2022
Regulatory capital:
Common Equity Tier 1	$140,783		133,527	140,783	133,527	142,108		140,644	142,108	140,644
Tier 1	159,823		152,567	159,823	152,567	142,108		140,644	142,108	140,644
Total	193,061		186,747	182,726	177,258	165,634		163,885	155,560	154,292
Assets:
Risk-weighted assets	1,231,668		1,259,889	1,114,281	1,112,307	1,137,605		1,177,300	956,545	977,713
Adjusted average assets (1)	1,880,981		1,846,954	1,880,981	1,846,954	1,682,199		1,685,401	1,682,199	1,685,401
Regulatory capital ratios:
Common Equity Tier 1 capital	11.43%	*	10.60	12.63	12.00	12.49	*	11.95	14.86	14.39
Tier 1 capital	12.98	*	12.11	14.34	13.72	12.49	*	11.95	14.86	14.39
Total capital	15.67	*	14.82	16.40	15.94	14.56	*	13.92	16.26	15.78
Required minimum capital ratios:
Common Equity Tier 1 capital	8.90		9.20	8.50	8.50	7.00		7.00	7.00	7.00
Tier 1 capital	10.40		10.70	10.00	10.00	8.50		8.50	8.50	8.50
Total capital	12.40		12.70	12.00	12.00	10.50		10.50	10.50	10.50
	Wells Fargo & Company					Wells Fargo Bank, N.A.
	December 31, 2023			December 31, 2022		December 31, 2023			December 31, 2022
Regulatory leverage:
Total leverage exposure (1)	$2,253,933			2,224,789		2,048,633			2,058,568
Supplementary leverage ratio (1)	7.09%			6.86		6.94			6.83
Tier 1 leverage ratio (2)	8.50			8.26		8.45			8.34
Required minimum leverage:
Supplementary leverage ratio	5.00			5.00		6.00			6.00
Tier 1 leverage ratio	4.00			4.00		4.00			4.00
*Denotes the binding ratio under the Standardized and Advanced Approaches at December 31, 2023.
(1)The supplementary leverage ratio consists of Tier 1 capital divided by total leverage exposure. Total leverage exposure consists of adjusted average assets plus certain off-balance sheet exposures. Adjusted average assets consists of total quarterly average assets less goodwill and other permitted Tier 1 capital deductions (net of deferred tax liabilities).
(2)The Tier 1 leverage ratio consists of Tier 1 capital divided by total quarterly average assets, excluding goodwill and certain other items as determined under the rule.

Nature of Restrictions on Cash and Cash Equivalents	Table 26.2 provides a summary of restrictions on cash and cash equivalents.
Table 26.2: Nature of Restrictions on Cash and Cash Equivalents

(in millions)	Dec 31, 2023	Dec 31, 2022
Reserve balance for non-U.S. central banks	$230	238
Segregated for benefit of brokerage customers under federal and other brokerage regulations	986	898